CERTARCA

NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

11000223

<u>VIA FACSIMILE AND U.S. MAIL</u>
April 4, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: ProShares Trust
CIK: 0001174610
Filer: 001-32916
Filing: Form 8-A filed 3/31/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 31, 2011) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

ProShares Short 7-10 Year Treasury
Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure